Segment Information - Schedule of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022
Schedule of Selected Financial Information [Line Items]
Revenues	$ 10,159,020	$ 6,155,593		$ 10,814,656
Cost of revenues	7,796,239	4,363,124		6,003,258
Gross profit	2,362,781	1,792,469		4,811,398
Interest expenses, net	243,530	331,692		213,894
Depreciation and amortization	92,649	153,405		169,808
Capital expenditures	133,146	277,320		174,074
Segment assets	17,083,469	19,448,093	$ 23,438,586	23,438,586
Segment (loss) profit	(3,968,852)	(5,780,054)	(2,118,349)	(2,118,349)
Education [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	6,296,806	6,155,593		10,814,656
Cost of revenues	3,702,894	4,363,124		6,003,258
Gross profit	2,593,912	1,792,469		4,811,398
Interest expenses, net	243,519	331,698		213,894
Depreciation and amortization	91,729	153,405		169,808
Capital expenditures	115,575	274,381		174,074
Segment assets	14,171,479	19,101,467	23,438,586	23,438,586
Segment (loss) profit	(3,001,365)	(5,764,314)		(2,118,349)
E-commerce [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	3,862,214
Cost of revenues	4,093,345
Gross profit	(231,131)
Interest expenses, net	11	(6)
Depreciation and amortization	920
Capital expenditures	17,571	2,939
Segment assets	2,911,990	346,626
Segment (loss) profit	$ (967,487)	$ (15,740)